Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Activity for Restricted Stock Awards
The following table provides a summary of activity with regard to restricted stock awards in the three months ended March 31, 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of year	6,228,048	$12.43
Granted	3,029,949	11.15
Vested	(1,918,654)	13.21
Canceled	(59,260)	11.65

Unvested at end of period	7,280,083	11.70

The following table provides a summary of activity with regard to restricted stock awards in the year ended December 31, 2020:

	For the Year Ended December 31, 2020
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of year	6,516,101	$13.31
Granted	2,421,345	11.61
Vested	(2,180,891)	14.06
Canceled	(528,507)	12.88

Unvested at end of year	6,228,048	12.43

Summary of Activity for Performance-Based Restricted Stock Units
The following table provides a summary of activity with regard to Performance-Based Restricted Stock Units (“PSUs”) in the three months ended March 31, 2021:

	Number of Shares	Performance Period	Expected Vesting Date
Outstanding at beginning of year	477,872
Granted	307,479	January 1, 2021 - December 31, 2023	March 31, 2024

Outstanding at end of period	785,351